Other Net Operating Results (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Other Operating Results Net [abstract]
Lawsuits		$ (93)	$ (31)	$ 145
Export Increase Program	[1]	76	149	0
Result from sale of assets	[2]	6
Result from changes in fair value of assets held for sale	[2]	(260)
Provision for severance indemnities	[2]	(74)
Provision for operating optimizations	[2]	(266)
Insurance		5
Miscellaneous		(3)	34	5
Other operating results, net		$ (609)	$ 152	$ 150

[1]	See Note 36.h).
[2]	See Note 11 “Mature Fields Project“ section.